Inventories	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
Inventories
8. Inventories

	December 31, 2020	December 31, 2019

Ore stockpiles	$6,327	$3,859
In-process inventory and finished goods	81,120	81,282
Materials and supplies	88,824	78,093
	$176,271	$163,234

In 2020, inventories of $367,310 (2019 – $296,218) were recognized as an expense during the year and included in cost of sales.
During the year ended December 31, 2020, charges of $2,122 and $206 were recognized in production costs and depreciation, respectively, to reduce the cost of lead and zinc concentrate inventory at Stratoni to net realizable value. During the year ended December 31, 2019, charges of $632 and $1,894 were recognized in production costs and depreciation, respectively, to reduce the cost of lead, zinc and gold concentrate inventory at Olympias and Stratoni to net realizable value.